Income Taxes (Details) - Schedule of deferred tax assets - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	¥ 8,365	¥ 7,821
Impairment loss on long-lived assets and long-term prepaid expenses	67,684	42,634
Impairment loss on long-term investments	15,980	16,706
Accrued Liabilities	9,465	11,809
Deductible temporary difference related to advertising expenses	4,601	4,616
Deferred subsidy income	675	711
Net operating loss carrying forwards	337,490	317,242
Total deferred tax assets	444,260	401,539
Less: valuation allowance	(444,260)	(401,539)
Deferred tax assets, net